INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Interest or penalties	$ 0	$ 0
Federal [Member]
Net operating loss carryforwards	24,200,000
NOL carryforwards, not subject to expiration	22,600,000
Federal [Member] | Tax Year 2036 And 2037
NOL carryforwards, subject to expiration	1,600,000
State [Member]
Net operating loss carryforwards	14,500,000
Foreign Tax Authority [Member]
Net operating loss carryforwards	$ 1,300,000